Minimum Lease Payment under Noncancelable Operating Leases (Detail) $ in Thousands	Sep. 30, 2021 USD ($)
Operating Lease Liabilities Payments Due [Abstract]
2022	$ 2,247
2023	2,396
2024	2,433
2025	2,168
2026	2,164
2027 and thereafter	1,480
Total minimum lease payments	12,888
Less imputed interest	(1,399)
Total present value of operating lease liabilities	$ 11,489
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other liabilities